425 MARKET STREET SAN FRANCISCO CALIFORNIA 94105-2482 TELEPHONE: 415.268.7000 FACSIMILE: 415.268.7522 WWW.MOFO.COM	MORRISON & FOERSTER LLP NEW YORK, SAN FRANCISCO, LOS ANGELES, PALO ALTO, SACRAMENTO, SAN DIEGO, DENVER, NORTHERN VIRGINIA, WASHINGTON, D.C. TOKYO, LONDON, BRUSSELS, BEIJING, SHANGHAI, HONG KONG

April 13, 2012

Ms. Amanda Ravitz, Esq.

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 3030

Washington, D.C. 20549

Re:	Aradigm Corporation

Post Effective Amendment No. 3

to Registration Statement on Form S-1

Filed: April 13, 2012

File No.: 333-176387

Dear Ms. Ravitz:

On behalf of Aradigm Corporation (the “Company”), we submit this letter in connection with the filing of Post Effective Amendment Number 3 to the Registration Statement (“Post Effective Amendment Number 3”) filed today, April 13, 2012. Post Effective Amendment Number 3 includes in the exhibit list item 5.1, the legal opinion of Morrison & Foerster LLP concerning the shares which are the subject of the registration statement, and item 23.2, the consent of Morrison & Foerster to the filing of the opinion. The opinion and consent were filed with the original registration statement on August 18, 2011. The items were inadvertently omitted from the exhibit list in Post Effective Amendment Number 2, filed on April 6, 2012. The Company is contemporaneously filing a request to accelerate the effectiveness of Post Effective Amendment Number 2 and 3.

We appreciate your time and attention to the Company’s responses to the Staff’s comments. Should you have any additional questions or concerns, please call me at 415-268-7197.

Sincerely,

/s/ John W. Campbell

John W. Campbell, Esq.

cc:	Nancy Pecota (Aradigm Corporation)